UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: April 30, 2014

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report October 31, 2013

The Advisors' Inner Circle Fund

CAMBIAR INVESTORS

manager for all seasons

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2013

The Funds file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2013 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.7%
Honeywell International	250,000	$21,682,500

AUTOMOBILES — 3.5%
Ford Motor	1,650,000	28,231,500

CHEMICALS — 2.4%
Dow Chemical	500,000	19,735,000

COMMERCIAL BANKS — 2.5%
Regions Financial	2,100,000	20,223,000

COMPUTERS & PERIPHERALS — 3.6%
EMC	1,225,000	29,485,750

CONSTRUCTION & ENGINEERING — 2.6%
KBR	625,000	21,587,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER FINANCE — 2.3%
Capital One Financial	275,000	$18,884,250

ELECTRONICS EQUIPMENT — 2.1%
Flextronics International Ltd.*	2,150,000	16,963,500

ENERGY EQUIPMENT & SERVICES — 7.7%
Halliburton	400,000	21,212,000
National Oilwell Varco	250,000	20,295,000
Superior Energy Services*	800,000	21,464,000

		62,971,000

FOOD & STAPLES RETAILING — 2.7%
CVS Caremark	350,000	21,791,000

FOOD PRODUCTS — 2.5%
ConAgra Foods	650,000	20,676,500

HEALTH CARE EQUIPMENT & SUPPLIES — 6.1%
Abbott Laboratories	825,000	30,153,750
Baxter International	300,000	19,761,000

		49,914,750

HEALTH CARE PROVIDER & SERVICES — 4.8%
Aetna	285,000	17,869,500
Express Scripts Holding*	340,000	21,256,800

		39,126,300

HOTELS RESTAURANTS & LEISURE — 2.5%
Carnival, Cl A	600,000	20,790,000

HOUSEHOLD PRODUCTS — 2.5%
Procter & Gamble	250,000	20,187,500

INSURANCE — 7.3%
ACE Ltd.	225,000	21,474,000
MetLife	425,000	20,106,750
Willis Group Holdings	395,000	17,802,650

		59,383,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INTERNET SOFTWARE & SERVICES — 3.6%
Google, Cl A*	28,500	$29,371,530

IT SERVICES — 2.6%
Amdocs	550,000	21,147,500

MACHINERY — 2.1%
Stanley Black & Decker	215,000	17,004,350

MEDIA — 2.6%
Comcast, Cl A	450,000	21,411,000

MULTI-LINE RETAIL — 3.6%
Target	450,000	29,155,500

OIL, GAS & CONSUMABLE FUELS — 7.1%
Occidental Petroleum	300,000	28,824,000
Valero Energy	700,000	28,819,000

		57,643,000

PHARMACEUTICALS — 6.1%
Merck	625,000	28,181,250
Novartis ADR	275,000	21,326,250

		49,507,500

ROAD & RAIL — 2.3%
Norfolk Southern	220,000	18,924,400

SEMI-CONDUCTORS & INSTRUMENTS — 1.7%
ON Semiconductor*	2,000,000	14,120,000

SOFTWARE — 4.8%
Activision Blizzard	1,200,000	19,968,000
Symantec	825,000	18,760,500

		38,728,500

TOTAL COMMON STOCK (Cost $581,970,809)		768,646,730

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2013 (Unaudited)

SHORT-TERM INVESTMENT (A) — 4.8%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $39,194,919)	39,194,919	$39,194,919

TOTAL INVESTMENTS — 99.1% (Cost $621,165,728)		$807,841,649

Percentages are based on Net Assets of $815,176,792.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2013 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.2%
	Shares	Value
CANADA — 4.9%
Bombardier	600,000	$2,727,142
Suncor Energy	46,900	1,704,815

		4,431,957

FRANCE — 12.7%
Accor	36,900	1,656,226
Alstom	44,500	1,657,648
AXA	68,400	1,711,023
Cap Gemini	33,000	2,173,650
Ipsen	18,495	812,532
LVMH Moet Hennessy Louis Vuitton	8,800	1,696,449
Technip	17,000	1,783,063

		11,490,591

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
GERMANY — 8.4%
Daimler	31,100	$2,555,446
Deutsche Boerse	23,000	1,733,849
GEA Group	39,100	1,703,675
SAP ADR	21,100	1,653,185

		7,646,155

ISRAEL — 1.8%
Check Point Software Technologies*	28,900	1,676,778

JAPAN — 23.0%
Asahi Kasei	228,000	1,731,322
Hitachi	370,000	2,583,325
Kao ADR	52,500	1,758,750
Komatsu	66,900	1,459,240
Mitsubishi Estate	58,000	1,653,511
Mitsui	116,900	1,668,127
Nippon Telegraph & Telephone ADR	64,000	1,670,400
Secom	27,800	1,671,797
Seven & I Holdings	45,600	1,682,520
Sony Financial Holdings	91,500	1,703,909
Sumitomo Mitsui Financial Group ADR	175,000	1,697,500
Suntory Beverage & Food*	49,500	1,629,650

		20,910,051

MEXICO — 1.9%
America Movil ADR, Ser L	82,000	1,755,620

NETHERLANDS — 7.5%
European Aeronautic Defence and Space	25,200	1,733,879
Heineken	24,000	1,660,775
Koninklijke DSM	22,300	1,691,388
Koninklijke Philips	48,000	1,701,887

		6,787,929

SINGAPORE — 1.9%
DBS Group Holdings Ltd.	125,000	1,687,024

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — 3.8%
Banco Bilbao Vizcaya Argentaria ADR	150,000	$1,752,000
Repsol ADR	63,900	1,707,408

		3,459,408

SWEDEN — 1.8%
Tele2, Cl B	137,000	1,655,589

SWITZERLAND — 5.5%
Julius Baer Group	33,700	1,659,415
Novartis ADR	21,500	1,667,325
Roche Holding	6,100	1,692,143

		5,018,883

TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing ADR	90,700	1,669,787

UNITED KINGDOM — 9.3%
Barclays	397,600	1,683,842
ICAP	279,800	1,731,584
TESCO	281,600	1,647,715
Vodafone Group ADR	46,300	1,704,766
WPP	78,500	1,671,071

		8,438,978

UNITED STATES — 1.9%
Schlumberger Ltd.	18,200	1,705,704

TOTAL COMMON STOCK (Cost $68,267,231)		78,334,454

PREFERRED STOCK — 1.6%
GERMANY — 1.6%
Porsche Automobil Holding (Cost $1,108,271)	15,500	1,453,783

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2013 (Unaudited)

SHORT-TERM INVESTMENT (A) — 15.4%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $13,956,148)	13,956,148	$13,956,148

TOTAL INVESTMENTS — 103.2% (Cost $83,331,650)		$93,744,385

Percentages are based on Net Assets of $90,847,132.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2013 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.3%
Exelis	1,921,000	$31,677,290

CHEMICALS — 4.6%
Cabot	658,000	30,669,380
Scotts Miracle-Gro, Cl A	533,000	31,297,760

		61,967,140

COMMERCIAL BANKS — 8.3%
Cathay General Bancorp	1,215,000	29,925,450
First Niagara Financial Group	2,574,000	28,391,220
TCF Financial	1,834,000	27,840,120
Umpqua Holdings	1,646,000	26,945,020

		113,101,810

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 5.2%
ABM Industries	691,090	$19,011,886
Brink’s	755,000	23,707,000
Tetra Tech*	1,055,000	27,567,150

		70,286,036

COMMUNICATIONS EQUIPMENT — 3.9%
ARRIS Group*	1,553,000	27,736,580
JDS Uniphase*	1,968,000	25,761,120

		53,497,700

COMPUTERS & PERIPHERALS — 2.0%
Diebold	905,000	27,113,800

CONSTRUCTION & ENGINEERING — 2.0%
Foster Wheeler*	1,000,000	26,990,000

CONSUMER FINANCE — 4.4%
AerCap Holdings*	1,532,000	31,084,280
Air Lease, Cl A	957,000	28,135,800

		59,220,080

DISTRIBUTORS — 0.7%
Beacon Roofing Supply*	275,835	9,574,232

ELECTRICAL EQUIPMENT — 2.2%
Regal-Beloit	402,000	29,478,660

ELECTRONIC EQUIPMENT & INSTRUMENTS — 1.9%
Bruker*	1,297,000	26,523,650

ENERGY EQUIPMENT & SERVICES — 4.1%
C&J Energy Services*	1,218,000	28,062,720
Key Energy Services*	3,550,000	27,761,000

		55,823,720

FOOD PRODUCTS — 3.1%
Darling International*	1,345,000	31,298,150

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FOOD PRODUCTS — continued
Fresh Del Monte Produce	379,615	$10,093,963

		41,392,113

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Haemonetics*	626,000	25,390,560
Integra LifeSciences Holdings*	450,000	20,601,000

		45,991,560

HEALTH CARE PROVIDER & SERVICES — 5.9%
Health Net*	814,000	24,745,600
Magellan Health Services*	489,000	28,704,300
WellCare Health Plans*	399,000	26,605,320

		80,055,220

HEALTH CARE TECHNOLOGY — 1.5%
Quality Systems	871,000	19,876,220

HOTELS, RESTAURANTS & LEISURE — 1.2%
BJ’s Restaurants*	619,000	16,750,140

HOUSEHOLD PRODUCTS — 1.5%
Elizabeth Arden*	560,000	20,266,400

INSURANCE — 6.0%
Hanover Insurance Group	525,000	30,733,500
ProAssurance	597,000	27,056,040
Third Point Reinsurance*	1,475,000	23,010,000

		80,799,540

IT SERVICES — 1.1%
Unisys*	583,330	15,370,746

MACHINERY — 3.8%
Crane	430,000	27,305,000
Harsco	870,000	24,255,600

		51,560,600

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MEDIA — 3.3%
Scholastic	661,000	$18,964,090
SeaWorld Entertainment	842,000	25,285,260

		44,249,350

METALS & MINING — 3.3%
Carpenter Technology	482,000	28,597,060
Kaiser Aluminum	235,420	15,879,079

		44,476,139

OIL & GAS — 2.0%
Western Refining	838,000	27,042,260

OIL, GAS & CONSUMABLE FUELS — 1.4%
Approach Resources*	680,000	19,142,000

SEMI-CONDUCTORS & INSTRUMENTS — 9.0%
Atmel*	3,501,000	25,487,280
Integrated Device Technology*	1,843,670	19,616,649
Lattice Semiconductor*	4,231,000	21,705,030
Microsemi*	1,089,650	27,382,904
Teradyne*	1,558,000	27,249,420

		121,441,283

SOFTWARE — 3.7%
AVG Technologies*	1,012,470	20,350,647
PTC*	1,051,000	29,133,720

		49,484,367

SPECIALTY RETAIL — 7.7%
ANN*	827,000	29,242,720
Finish Line, Cl A	793,650	19,872,997
Genesco*	415,000	28,265,650
Group 1 Automotive	425,000	27,200,000

		104,581,367

TOTAL COMMON STOCK (Cost $1,116,872,345)		1,347,733,423

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
OCTOBER 31, 2013 (Unaudited)

SHORT-TERM INVESTMENT (A) — 1.9%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $25,651,223)	25,651,223	$25,651,223

TOTAL INVESTMENTS — 101.4% (Cost $1,142,523,568)		$1,373,384,646

Percentages are based on Net Assets of $1,354,700,326.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2013.

Cl — Class

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
OCTOBER 31, 2013 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.2%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 4.7%
Bombardier, Cl B	350,000	$1,590,833
Bombardier, Cl B	1,250,000	5,681,546

		7,272,379

AUTOMOBILES — 4.3%
Daimler	80,000	6,573,495

CHEMICALS — 2.6%
Dow Chemical	100,000	3,947,000

COMMERCIAL BANKS — 6.9%
Banco Bilbao Vizcaya Argentaria ADR	500,000	5,840,000
Mitsubishi UFJ Financial Group	750,000	4,800,000

		10,640,000

COMMUNICATIONS EQUIPMENT — 6.1%
ARRIS Group*	525,000	9,376,500

COMPUTERS & PERIPHERALS — 3.5%
EMC	225,000	5,415,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSTRUCTION & ENGINEERING — 4.1%
KBR	180,000	$6,217,200

CONSUMER FINANCE — 5.3%
AerCap Holdings*	400,000	8,116,000

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Nippon Telegraph & Telephone ADR	100,000	2,610,000

ELECTRIC EQUIPMENT & COMPONENTS — 2.8%
Hitachi	600,000	4,189,175

ENERGY EQUIPMENT & SERVICES — 10.8%
Halliburton	75,000	3,977,250
Key Energy Services*	655,000	5,122,100
Superior Energy Services*	275,000	7,378,250

		16,477,600

FOOD & STAPLES RETAILING — 2.4%
Seven & I Holdings	100,000	3,689,736

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	100,000	3,655,000

HOUSEHOLD DURABLES — 3.4%
Harman International Industries	65,000	5,266,300

INTERNET SOFTWARE & SERVICES — 8.9%
Google, Cl A*	8,000	8,244,640
IAC	100,000	5,339,000

		13,583,640

MULTI-LINE RETAIL — 2.1%
Target	50,000	3,239,500

OIL, GAS & CONSUMABLE FUELS — 4.8%
Occidental Petroleum	30,000	2,882,400
Repsol	51,315	1,379,916
Valero Energy	75,000	3,087,750

		7,350,066

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares/ Contracts	Value
SEMI-CONDUCTORS & INSTRUMENTS — 3.0%
LSI	550,000	$4,664,000

SOFTWARE — 6.4%
Activision Blizzard	250,000	4,160,000
Symantec	250,000	5,685,000

		9,845,000

TOTAL COMMON STOCK (Cost $111,163,987)		132,128,341

PREFERRED STOCK — 3.0%
AUTOMOBILES — 3.0%
Porsche Automobil Holding (Cost $2,580,223)	50,000	4,689,624

SHORT-TERM INVESTMENT (A) — 0.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $419,385)	419,385	419,385

TOTAL INVESTMENTS — 89.5% (Cost $114,163,595)		$137,237,350

PURCHASED EQUITY OPTIONS† — 11.2%
AUTOMOBILES — 1.9%
Daimler Call, Expires: 06/19/15, Strike Price: $30.00*	700	$2,901,256

ENERGY & EQUIPMENT SERVICES — 1.6%
Halliburton Call, Expires: 01/17/15, Strike Price: $20.00*	750	2,467,500

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories Call, Expires: 01/17/15, Strike Price: $25.00*	2,500	2,900,000

INTERNET SOFTWARE & SERVICES — 0.9%
IAC Call, Expires: 01/17/15, Strike Price: $40.00*	1,000	1,420,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
OCTOBER 31, 2013 (Unaudited)

PURCHASED EQUITY OPTIONS† — continued

	Contracts	Value
MULTI-LINE RETAIL — 1.8%
Target Call, Expires: 01/15/16, Strike Price: $50.00*	1,750	$2,695,000

OIL, GAS & CONSUMABLE FUELS — 3.1%
Repsol European Call, Expires: 06/20/14, Strike Price: $15.00*	1,250	819,954
Valero Energy Call, Expires: 01/17/15, Strike Price: $25.00*	2,000	3,940,000

		4,759,954

TOTAL PURCHASED EQUITY OPTIONS (Cost $11,440,971)		$17,143,710

†  For the six-month period ended October 31, 2013, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $153,321,001.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2013.

ADR — American Depository Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
OCTOBER 31, 2013 (Unaudited)

Equity Swaps held by the Fund at October 31, 2013, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
EMC	Goldman Sachs	11/21/2014	(1 Month LIBOR plus 0.50%)	375,000	$9,261,823	$(235,573)
Hitachi	Goldman Sachs	11/18/2014	(1 Month LIBOR plus 0.60%)	500,000	3,187,600	303,380
Mitsubishi UFJ Financial Group	Goldman Sachs	11/26/2014	(1 Month LIBOR plus 0.50%)	1,200,000	7,832,814	(152,814)
Morgan Stanley	Goldman Sachs	11/26/2014	1 Month LIBOR plus 0.50%	(36,000)	(1,056,411)	22,131
Nippon Telegraph & Telephone ADR	Goldman Sachs	10/09/2014	(1 Month LIBOR plus 0.50%)	200,000	5,179,173	40,827
Occidental Petroleum	J.P. Morgan	06/25/2014	(1 Month LIBOR plus 0.40%)	80,000	7,764,000	(77,600)
Seven and I Holdings	Goldman Sachs	11/24/2014	(1 Month LIBOR plus 0.60%)	100,000	3,803,230	(113,494)
Under Armour, Cl A	Goldman Sachs	02/21/2014	1 Month LIBOR plus 0.50%	(65,000)	(3,023,318)	(2,251,433)
VMware — Cl A	Goldman Sachs	11/21/2014	1 Month LIBOR plus 0.50%	(42,000)	(3,426,300)	12,540

						$(2,452,036)

LIBOR — London Inter Bank Offered Rate

For the six-month period ended October 31, 2013, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
OCTOBER 31, 2013 (Unaudited)

The following is a summary of inputs used as of October 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$132,128,341	$—	$—	$132,128,341
Preferred Stock	4,689,624	—	—	4,689,624
Short-Term Investment	419,385	—	—	419,385
Purchased Equity Options	17,143,710	—	—	17,143,710
Equity Swaps — Assets ‡	—	378,878	—	378,878

Total Assets	$154,381,060	$378,878	$—	$154,759,938

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps — Liabilities ‡	$—	$(2,830,914)	$—	$(2,830,914)

Total Liabilities	$—	$(2,830,914)	$—	$(2,830,914)

‡	Equity swaps are valued at the unrealized appreciation (depreciation) of the instruments.

For the six-month period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
OCTOBER 31, 2013 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.8%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.4%
Expeditors International of Washington	1,170	$52,989

CHEMICALS — 7.6%
Celanese, Cl A	960	53,770
Huntsman	2,470	57,353
Scotts Miracle-Gro, Cl A	990	58,133

		169,256

COMMERCIAL BANKS — 6.9%
Regions Financial	5,200	50,076
Umpqua Holdings	2,930	47,964
Zions Bancorporation	1,940	55,038

		153,078

COMMERCIAL SERVICES & SUPPLIES — 2.4%
ADT	1,210	52,478

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSTRUCTION & ENGINEERING — 4.8%
KBR	1,415	$48,874
URS	1,050	56,931

		105,805

CONSUMER FINANCE — 2.6%
AerCap Holdings*	2,850	57,826

ELECTRONICS EQUIPMENT — 4.8%
Dolby Laboratories, Cl A	1,600	57,184
Jabil Circuit	2,350	49,021

		106,205

ENERGY EQUIPMENT & SERVICES — 2.5%
Superior Energy Services*	2,050	55,001

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
CareFusion*	1,450	56,217

HOUSEHOLD DURABLES — 2.9%
Harman International Industries	800	64,816

INSURANCE — 4.9%
Axis Capital Holdings	1,170	55,482
Reinsurance Group of America, Cl A	740	52,673

		108,155

INTERNET SOFTWARE & SERVICES — 2.3%
IAC	960	51,255

IT SERVICES — 7.5%
Amdocs	1,420	54,599
Global Payments	960	57,101
Science Applications International	1	35
Vantiv, Cl A*	1,980	54,450

		166,185

LIFE SCIENCES TOOLS & SERVICES — 2.4%
PerkinElmer	1,430	54,397

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MACHINERY — 7.2%
Crane	840	$53,340
SPX	640	58,054
Stanley Black & Decker	620	49,036

		160,430

MARINE — 2.3%
Kirby*	585	51,767

METALS & MINING — 2.7%
Allegheny Technologies	1,780	58,918

OIL, GAS & CONSUMABLE FUELS — 5.0%
HollyFrontier	1,200	55,272
Whiting Petroleum*	855	57,191

		112,463

PHARMACEUTICALS — 2.4%
Endo Health Solutions*	1,200	52,476

PROFESSIONAL SERVICES — 2.3%
Dun & Bradstreet	480	52,219

ROAD & RAIL — 2.4%
Hertz Global Holdings*	2,310	53,038

SEMI-CONDUCTORS & INSTRUMENTS — 4.9%
LSI	6,400	54,272
Maxim Integrated Products	1,820	54,054

		108,326

SPECIALTY RETAIL — 1.6%
Abercrombie & Fitch, Cl A	955	35,793

TEXTILES, APPAREL & LUXURY GOODS — 2.5%
PVH	450	56,057

TOTAL COMMON STOCK (Cost $1,573,700)		1,995,150

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND
OCTOBER 31, 2013 (Unaudited)

SHORT-TERM INVESTMENT (A) — 9.8%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $218,327)	218,327	$218,327

TOTAL INVESTMENTS — 99.6% (Cost $1,792,027)		$2,213,477

Percentages are based on Net Assets of $2,223,327.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2013.

Cl — Class

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
GLOBAL SELECT FUND
OCTOBER 31, 2013 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 1.6%
Bombardier, Cl B	6,110	$27,800

AUTOMOBILES — 4.2%
Daimler	460	37,647
Porsche Automobil Holding ADR	3,638	33,906

		71,553

CAPITAL MARKETS — 2.1%
Julius Baer Group Ltd. ADR	3,598	34,865

CHEMICALS — 5.9%
Asahi Kasei ADR	2,215	33,867
Celanese, Cl A	605	33,886

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
GLOBAL SELECT FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CHEMICALS — continued
Koninklijke DSM ADR	1,710	$32,421

		100,174

COMMERCIAL BANKS — 9.3%
Banco Bilbao Vizcaya Argentaria ADR	3,080	35,974
Barclays ADR	1,820	30,594
DBS Group Holdings ADR	560	30,240
Regions Financial	2,990	28,794
Sumitomo Mitsui Financial Group ADR	3,285	31,865

		157,467

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Secom ADR	2,065	31,045

COMPUTERS & PERIPHERALS — 1.9%
EMC	1,365	32,856

CONSTRUCTION & ENGINEERING — 1.9%
KBR	945	32,640

CONSUMER FINANCE — 2.1%
Capital One Financial	508	34,884

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Nippon Telegraph & Telephone ADR	1,120	29,232

ENERGY EQUIPMENT & SERVICES — 3.8%
Halliburton	665	35,265
Technip ADR	1,071	28,178

		63,443

FOOD & STAPLES RETAILING — 1.9%
Seven & I Holdings Ltd. ADR	436	32,373

FOOD PRODUCTS — 2.0%
ConAgra Foods	1,040	33,082

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
CareFusion*	834	32,334

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
GLOBAL SELECT FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE PROVIDER & SERVICES — 3.6%
Aetna	525	$32,917
Express Scripts Holding*	450	28,134

		61,051

HOTELS RESTAURANTS & LEISURE — 2.0%
Carnival, Cl A	970	33,611

HOUSEHOLD PRODUCTS — 1.6%
Procter & Gamble	345	27,859

INDUSTRIAL CONGLOMERATES — 2.1%
Koninklijke Philips ADR	985	34,879

INSURANCE — 8.5%
AXA ADR	1,455	36,375
MetLife	734	34,726
Sony Financial Holdings ADR	2,007	37,692
Willis Group Holdings	760	34,253

		143,046

INTERNET SOFTWARE & SERVICES — 4.0%
Google, Cl A*	34	35,040
IAC	595	31,767

		66,807

MACHINERY — 3.3%
Komatsu Ltd. ADR	1,185	25,999
Stanley Black & Decker	370	29,263

		55,262

MEDIA — 4.1%
Comcast, Cl A	700	33,306
WPP ADR	340	36,224

		69,530

OIL, GAS & CONSUMABLE FUELS — 4.6%
Valero Energy	895	36,847

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
GLOBAL SELECT FUND
OCTOBER 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
OIL, GAS & CONSUMABLE FUELS — continued
Whiting Petroleum*	600	$40,134

		76,981

PHARMACEUTICALS — 4.6%
Roche Holding ADR	516	35,779
Shire ADR	315	41,927

		77,706

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Mitsubishi Estate ADR	1,005	28,783

ROAD & RAIL — 2.0%
Norfolk Southern	390	33,548

SEMI-CONDUCTORS & INSTRUMENTS — 5.5%
LSI	4,025	34,132
ON Semiconductor*	3,616	25,529
Taiwan Semiconductor Manufacturing ADR	1,780	32,770

		92,431

SOFTWARE — 1.6%
Symantec	1,201	27,311

TELECOMMUNICATION SERVICES — 4.0%
America Movil ADR, Ser L	1,405	30,081
Vodafone Group ADR	996	36,673

		66,754

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
LVMH Moet Hennessy Louis Vuitton ADR	855	32,960

TOTAL COMMON STOCK (Cost $1,313,050)		1,642,267

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
GLOBAL SELECT FUND
OCTOBER 31, 2013 (Unaudited)

SHORT-TERM INVESTMENT (A) — 2.5%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $42,832)	42,832	$42,832

TOTAL INVESTMENTS — 99.8% (Cost $1,355,882)		$1,685,099

Percentages are based on Net Assets of $1,687,772.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2013.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2013 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Opportunity Fund	International Equity Fund
Assets:
Cost of securities	$621,165,728	$83,331,650

Investments in securities at value	$807,841,649	$93,744,385
Receivable for investment securities sold	7,614,192	—
Receivable for capital shares sold	1,043,628	3,087,516
Dividends receivable	1,130,011	89,916
Receivable for dividend tax reclaim	—	57,276
Prepaid expenses	27,941	17,714

Total Assets	817,657,421	96,996,807

Liabilities:
Payable for investment securities purchased	1,149,633	4,601,933
Investment Adviser fees payable	571,096	45,322
Payable for capital shares redeemed	505,492	11,794
Shareholder servicing fees payable	107,032	20,292
Payable due to administrator	35,190	3,305
Payable due to trustees	6,021	350
Chief Compliance Officer fees payable	1,556	—
Foreign Currency due (Cost $— and $1,442,168, respectively)	—	1,435,096
Accrued expenses	104,609	31,583

Total Liabilities	2,480,629	6,149,675

Net Assets	$815,176,792	$90,847,132

Net Assets:
Paid-in Capital	$790,486,903	$81,639,120
Undistributed net investment income	13,095,701	632,237
Accumulated net realized loss on investments	(175,081,733)	(1,863,133)
Net unrealized appreciation on investments	186,675,921	10,412,735
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	26,173

Net Assets	$815,176,792	$90,847,132

Investor Class Shares:
Net Assets	$505,679,500	$53,393,671
Total shares outstanding at end of period	22,544,306	2,146,171
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$22.43	$24.88
Institutional Class Shares:
Net Assets	$309,497,292	$37,453,461
Total shares outstanding at end of period	13,792,740	1,501,835
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$22.44	$24.94

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2013 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Small Cap Fund	Aggressive Value Fund
Assets:
Cost of securities	$1,142,523,568	$114,163,595
Cost of purchased equity options	—	11,440,971

Investments in securities at value	$1,373,384,646	$137,237,350
Purchased equity options at value	—	17,143,710
Cash	—	604,095 †
Receivable for investment securities sold	3,443,042	3,144,345
Unrealized gain on equity swaps	—	378,878
Receivable for capital shares sold	2,056,535	85,354
Dividends receivable	724,610	14,029
Receivable for dividend tax reclaim	—	86,006
Prepaid expenses	43,326	13,176

Total Assets	1,379,652,159	158,706,943

Liabilities:
Payable for investment securities purchased	22,116,075	2,294,687
Payable for capital shares redeemed	1,414,929	50,026
Investment Adviser fees payable	1,069,873	120,512
Shareholder servicing fees payable	142,634	27,933
Payable due to administrator	58,470	6,465
Payable due to trustees	10,826	1,056
Chief Compliance Officer fees payable	3,153	—
Unrealized loss on equity swaps	—	2,830,914
Payable for settlement of equity swaps	—	2,468
Payable for closed equity swaps	—	19,099
Accrued expenses	135,873	32,782

Total Liabilities	24,951,833	5,385,942

Net Assets	$1,354,700,326	$153,321,001

Net Assets:
Paid-in Capital	$976,435,105	$195,010,717
Accumulated net investment loss	(1,126,743)	(409,724)
Accumulated net realized gain (loss) on investments and purchased equity options	148,530,886	(67,608,126)
Net unrealized appreciation on investments	230,861,078	23,073,755
Net unrealized appreciation on purchased equity options	—	5,702,739
Net unrealized depreciation on equity swaps	—	(2,452,036)
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	3,676

Net Assets	$1,354,700,326	$153,321,001

Investor Class Shares:
Net Assets	$667,187,961	$153,321,001
Total shares outstanding at end of period	28,315,654	10,153,752
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$23.56	$15.10
Institutional Class Shares:
Net Assets	$687,512,365	N/A
Total shares outstanding at end of period	28,832,510	N/A
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$23.85	N/A

†	Of this balance, $600,000 is Pledged as collateral for swap contracts (Note 2).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2013 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	SMID Fund	Global Select Fund
Assets:
Cost of securities	$1,792,027	$1,355,882

Investments in securities at value	$2,213,477	$1,685,099
Receivable for investment securities sold	18,810	—
Receivable due from Investment Adviser	3,076	3,710
Dividends receivable	1,058	1,047
Receivable for dividend tax reclaim	—	521
Prepaid expenses	3,964	14,546

Total Assets	2,240,385	1,704,923

Liabilities:
Audit fees payable	10,608	10,608
Shareholder servicing fees payable	1,544	512
Payable due to administrator	95	73
Payable due to trustees	15	11
Accrued expenses	4,796	5,947

Total Liabilities	17,058	17,151

Net Assets	$2,223,327	$1,687,772

Net Assets:
Paid-in Capital	$1,696,217	$1,211,850
Undistributed net investment income (accumulated net investment loss)	(656)	4,596
Accumulated net realized gain on investments	106,316	142,109
Net unrealized appreciation on investments	421,450	329,217

Net Assets	$2,223,327	$1,687,772

Investor Class Shares:
Net Assets	$2,223,327	$1,687,772
Total shares outstanding at end of period	170,405	118,488
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$13.05	$14.24

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2013 (Unaudited)

STATEMENTS OF OPERATIONS
	Opportunity Fund	International Equity Fund

Investment Income
Dividends	$8,625,105	$557,924
Less: Foreign Taxes Withheld	(13,000)	(39,506)

Total Investment Income	8,612,105	518,418

Expenses
Investment Advisory Fees	3,775,417	255,882
Shareholder Servicing Fees – Investor Class	630,083	46,114
Administration Fees	206,610	13,402
Trustees’ Fees	11,032	610
Chief Compliance Officer Fees	3,583	328
Transfer Agent Fees	98,456	26,367
Printing Fees	61,886	3,552
Registration & Filing Fees	22,270	20,490
Custodian Fees	15,183	6,166
Legal Fees	11,944	664
Audit Fees	10,873	10,787
Other Expenses	17,155	5,510

Total Expenses	4,864,492	389,872

Less:
Investment Advisory Fees Waiver	(427,245)	(96,703)
Fess Paid Indirectly (Note 3)	(298)	(10)

Net Expenses	4,436,949	293,159

Net Investment Income	4,175,156	225,259

Net Realized Gain on Investments	48,502,801	2,609,480
Net Realized Loss on Foreign Currency Transactions	—	(43,358)
Net Change in Unrealized Appreciation (Depreciation) on Investments	21,216,813	4,308,151
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	27,455

Net Gain on Investments and Foreign Currency Transactions	69,719,614	6,901,728

Net Increase in Net Assets from Operations	$73,894,770	$7,126,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2013 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Fund	Aggressive Value Fund

Investment Income
Dividends	$6,614,173	$982,710
Less: Foreign Taxes Withheld	—	(91,206)

Total Investment Income	6,614,173	891,504

Expenses
Investment Advisory Fees	6,881,088	704,198
Shareholder Servicing Fees – Investor Class	860,359	176,049
Administration Fees	337,836	36,302
Trustees’ Fees	18,354	1,927
Chief Compliance Officer Fees	5,815	738
Transfer Agent Fees	129,909	20,992
Printing Fees	111,407	10,847
Registration & Filing Fees	27,948	11,448
Custodian Fees	24,152	7,227
Legal Fees	20,043	2,087
Audit Fees	10,876	10,798
Other Expenses	19,442	2,994

Total Expenses	8,447,229	985,607

Less:
Investment Advisory Fees Waiver	(705,833)	(35,028)
Fess Paid Indirectly (Note 3)	(480)	(49)

Net Expenses	7,740,916	950,530

Net Investment Loss	(1,126,743)	(59,026)

Net Realized Gain on Investments	95,870,275	9,804,232
Net Realized Loss on Purchased Equity Options	—	(1,413,031)
Net Realized Gain on Equity Swaps	—	4,046,898
Net Realized Gain on Foreign Currency Transactions	—	132,489
Net Change in Unrealized Appreciation (Depreciation) on Investments	113,063,624	12,624,014
Net Change in Unrealized Appreciation (Depreciation) on Purchased Equity Options	—	4,950,969
Net Change in Unrealized Appreciation (Depreciation) on Equity Swaps	—	(1,773,769)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	2,708

Net Gain on Investments, Purchased Equity Options, Equity Swaps and Foreign Currency Transactions	208,933,899	28,374,510

Net Increase in Net Assets from Operations	$207,807,156	$28,315,484

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2013 (Unaudited)

STATEMENTS OF OPERATIONS
	SMID Fund	Global Select Fund

Investment Income
Dividends	$15,378	$15,511
Less: Foreign Taxes Withheld	—	(814)

Total Investment Income	15,378	14,697

Expenses
Investment Advisory Fees	10,744	7,807
Shareholder Servicing Fees – Investor Class	512	390
Administration Fees	528	402
Trustees’ Fees	28	20
Chief Compliance Officer Fees	145	143
Transfer Agent Fees	12,239	12,201
Printing Fees	156	121
Registration & Filing Fees	15,566	7,193
Audit Fees	10,784	10,784
Custodian Fees	2,521	4,837
Legal Fees	30	22
Other Expenses	202	252

Total Expenses	53,455	44,172

Less:
Investment Advisory Fees Waiver	(10,744)	(7,807)
Reimbursement of other operating expenses	(28,896)	(26,217)
Fess Paid Indirectly (Note 3)	(1)	—

Net Expenses	13,814	10,148

Net Investment Income	1,564	4,549

Net Realized Gain on Investments	170,280	79,152
Net Change in Unrealized Appreciation (Depreciation) on Investments	200,273	120,333

Net Gain on Investments	370,553	199,485

Net Increase in Net Assets from Operations	$372,117	$204,034

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations:
Net Investment Income	$4,175,156	$11,525,615
Net Realized Gain on Investments	48,502,801	144,494,652
Net Realized Loss on Equity Swaps	—	(2,048,125)
Net Change in Unrealized Appreciation (Depreciation) on Investments	21,216,813	(40,887,639)

Net Increase in Net Assets Resulting from Operations	73,894,770	113,084,503

Dividends:
Net Investment Income:
Investor Class Shares	—	(6,029,969)
Institutional Class Shares	—	(3,552,201)

Total Dividends	—	(9,582,170)

Capital Share Transactions:
Investor Class Shares
Issued	30,302,159	109,201,552
Reinvestment of Dividends	—	4,685,400
Redeemed	(67,083,737)	(612,068,601)

Net Decrease in Net Assets from Investor Class Share Transactions	(36,781,578)	(498,181,649)

Institutional Class Shares
Issued	27,726,967	84,184,592
Reinvestment of Dividends	—	3,410,329
Redeemed	(28,766,918)	(215,144,272)

Net Decrease in Net Assets from Institutional Class Share Transactions	(1,039,951)	(127,549,351)

Net Decrease in Net Assets from Capital Share Transactions	(37,821,529)	(625,731,000)

Total Increase (Decrease) in Net Assets	36,073,241	(522,228,667)
Net Assets:
Beginning of period	779,103,551	1,301,332,218

End of period (including undistributed net investment income of $13,095,701 and $8,920,545, respectively)	$815,176,792	$779,103,551

Share Transactions:
Investor Class Shares
Issued	1,401,167	6,219,960
Reinvestment of Dividends	—	266,216
Redeemed	(3,121,930)	(33,837,392)

Total Decrease in Investor Class Shares	(1,720,763)	(27,351,216)

Institutional Class Shares
Issued	1,284,197	4,590,275
Reinvestment of Dividends	—	194,100
Redeemed	(1,334,470)	(12,020,890)

Total Decrease in Institutional Class Shares	(50,273)	(7,236,515)

Net Decrease in Shares Outstanding	(1,771,036)	(34,587,731)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations:
Net Investment Income	$225,259	$449,723
Net Realized Gain on Investments	2,609,480	1,523,573
Net Realized Loss on Foreign Currency Transactions	(43,358)	(32,775)
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,308,151	2,271,219
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	27,455	(3,729)

Net Increase in Net Assets Resulting from Operations	7,126,987	4,208,011

Dividends:
Net Investment Income:
Investor Class Shares	—	(446,525)
Institutional Class Shares	—	(66,176)

Total Dividends	—	(512,701)

Capital Share Transactions:
Investor Class Shares
Issued	20,296,027	5,659,766
Reinvestment of Dividends	—	434,148
Redemption Fees — Note 2	100	241
Redeemed	(2,433,920)	(13,931,849)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	17,862,207	(7,837,694)

Institutional Class Shares
Issued	27,153,029	7,687,302
Reinvestment of Dividends	—	66,175
Redemption Fees — Note 2	—	361
Redeemed	(153,044)	(38,184)

Net Increase in Net Assets from Institutional Class Share Transactions	26,999,985	7,715,654

Net Increase (Decrease) in Net Assets from Capital Share Transactions	44,862,192	(122,040)

Total Increase in Net Assets	51,989,179	3,573,270
Net Assets:
Beginning of period	38,857,953	35,284,683

End of period (including undistributed net investment income of $632,237 and $406,978, respectively)	$90,847,132	$38,857,953

Share Transactions:
Investor Class Shares
Issued	845,236	286,423
Reinvestment of Dividends	—	21,729
Redeemed	(105,605)	(707,069)

Total Increase (Decrease) in Investor Class Shares	739,631	(398,917)

Institutional Class Shares
Issued	1,130,089	376,781
Reinvestment of Dividends	—	3,312
Redeemed	(6,532)	(1,815)

Total Increase in Institutional Class Shares	1,123,557	378,278

Net Increase (Decrease) in Shares Outstanding	1,863,188	(20,639)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations:
Net Investment Loss	$(1,126,743)	$(3,371,900)
Net Realized Gain on Investments	95,870,275	71,492,444
Net Change in Unrealized Appreciation (Depreciation) on Investments	113,063,624	30,293,065

Net Increase in Net Assets Resulting from Operations	207,807,156	98,413,609

Distributions:
Realized Gains:
Investor Class Shares	—	(11,382,552)
Institutional Class Shares	—	(4,898,838)

Total Distributions	—	(16,281,390)

Capital Share Transactions:
Investor Class Shares
Issued	68,559,411	361,807,411
Reinvestment of Dividends	—	9,426,541
Redemption Fees — Note 2	29,574	84,340
Redeemed	(362,673,381)	(373,602,905)

Net Decrease in Net Assets from Investor Class Share Transactions	(294,084,396)	(2,284,613)

Institutional Class Shares
Issued	151,939,393	345,206,479
Reinvestment of Dividends	—	4,789,179
Redemption Fees — Note 2	66,633	47,313
Redeemed	(80,211,014)	(111,117,361)

Net Increase in Net Assets from Institutional Class Share Transactions	71,795,012	238,925,610

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(222,289,384)	236,640,997

Total Increase (Decrease) in Net Assets	(14,482,228)	318,773,216
Net Assets:
Beginning of period	1,369,182,554	1,050,409,338

End of period (including accumulated net investment loss of ($1,126,743) and ($—), respectively)	$1,354,700,326	$1,369,182,554

Share Transactions:
Investor Class Shares
Issued	3,140,408	19,387,054
Reinvestment of Dividends	—	516,523
Redeemed	(17,045,627)	(20,346,864)

Total Decrease in Investor Class Shares	(13,905,219)	(443,287)

Institutional Class Shares
Issued	6,880,528	18,061,903
Reinvestment of Dividends	—	259,999
Redeemed	(3,587,764)	(6,017,853)

Total Increase in Institutional Class Shares	3,292,764	12,304,049

Net Increase (Decrease) in Shares Outstanding	(10,612,455)	11,860,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESIVE
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations:
Net Investment Income (Loss)	$(59,026)	$178,374
Net Realized Gain (Loss) on Investments and Purchased Equity Options	8,391,201	(13,900,732)
Net Realized Gain on Equity Swaps	4,046,898	7,571,364
Net Realized Gain (Loss) on Foreign Currency Transactions	132,489	(141,775)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Equity Options and Equity Swaps	15,801,214	13,896,500
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,708	3,976

Net Increase in Net Assets Resulting from Operations	28,315,484	7,607,707

Capital Share Transactions:
Issued	8,403,134	18,570,751
Redemption Fees — Note 2	4,076	37,130
Redeemed	(18,149,495)	(119,040,749)

Net Decrease in Net Assets from Capital Share Transactions	(9,742,285)	(100,432,868)

Total Increase (Decrease) in Net Assets	18,573,199	(92,825,161)
Net Assets:
Beginning of period	134,747,802	227,572,963

End of period (including accumulated net investment loss of ($409,724) and ($350,698), respectively)	$153,321,001	$134,747,802

Share Transactions:
Issued	608,450	1,718,773
Redeemed	(1,360,975)	(11,623,846)

Net Decrease in Shares Outstanding	(752,525)	(9,905,073)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations:
Net Investment Income (Loss)	$1,564	$(2,447)
Net Realized Gain on Investments	170,280	54,346
Net Change in Unrealized Appreciation (Depreciation) on Investments	200,273	158,159

Net Increase in Net Assets Resulting from Operations	372,117	210,058

Capital Share Transactions:
Issued	38,320	35,360
Redeemed	(1,539)	(33,928)

Net Increase in Net Assets from Capital Share Transactions	36,781	1,432

Total Increase in Net Assets	408,898	211,490
Net Assets:
Beginning of period	1,814,429	1,602,939

End of period (including accumulated net investment loss of ($656) and ($2,220), respectively)	$2,223,327	$1,814,429

Share Transactions:
Issued	3,276	3,571
Redeemed	(133)	(3,963)

Net Increase (Decrease) in Shares Outstanding	3,143	(392)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
GLOBAL SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2013 (Unaudited)	Year Ended April 30, 2013
Operations:
Net Investment Income	$4,549	$9,510
Net Realized Gain on Investments	79,152	76,877
Net Change in Unrealized Appreciation (Depreciation) on Investments	120,333	109,974

Net Increase in Net Assets Resulting from Operations	204,034	196,361

Dividends and Distributions:
Net Investment Income	—	(11,566)
Realized Gains	—	(22,161)

Total Dividends and Distributions	—	(33,727)

Capital Share Transactions:
Issued	81,277	42,252
Reinvestment of Dividends	—	33,727
Redemption Fees — Note 2	—	565
Redeemed	(10,626)	(35,950)

Net Increase in Net Assets from Capital Share Transactions	70,651	40,594

Total Increase in Net Assets	274,685	203,228
Net Assets:
Beginning of period	1,413,087	1,209,859

End of period (including undistributed net investment income of $4,596 and $47, respectively)	$1,687,772	$1,413,087

Share Transactions:
Issued	6,144	4,014
Reinvestment of Dividends	—	3,087
Redeemed	(808)	(3,223)

Net Increase in Shares Outstanding	5,336	3,878

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$20.45		$17.90	$20.38	$16.31	$11.43	$18.65
Income (Loss) from Operations:
Net Investment Income(1)	0.10		0.19	0.13	0.07	0.13	0.11
Net Realized and Unrealized Gain (Loss)	1.88		2.55	(2.52)	4.18	4.77	(7.04)

Total from Operations	1.98		2.74	(2.39)	4.25	4.90	(6.93)

Dividends and Distributions:
Net Investment Income	—		(0.19)	(0.09)	(0.18)	(0.02)	(0.09)
Net Realized Gain	—		—	—	—	—	(0.20)

Total Dividends and Distributions	—		(0.19)	(0.09)	(0.18)	(0.02)	(0.29)

Net Asset Value, End of Period	$22.43		$20.45	$17.90	$20.38	$16.31	$11.43

Total Return†	9.68%		15.51%	(11.71)%	26.19%	42.89%	(37.05)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$505,680		$496,247	$923,887	$1,279,183	$811,337	$634,969
Ratio of Expenses to Average Net Assets	1.20	%*	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.31	%*	1.31%	1.30%	1.33%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.95	%*	1.08%	0.73%	0.36%	0.91%	0.83%
Portfolio Turnover Rate	32	%**	64%	62%	63%	78%	131%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is fore the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$20.43		$17.91	$20.40	$16.32	$11.43	$18.68
Income (Loss) from Operations:
Net Investment Income(1)	0.13		0.24	0.17	0.11	0.17	0.14
Net Realized and Unrealized Gain (Loss)	1.88		2.54	(2.53)	4.19	4.78	(7.07)

Total from Operations	2.01		2.78	(2.36)	4.30	4.95	(6.93)

Dividends and Distributions:
Net Investment Income	—		(0.26)	(0.13)	(0.22)	(0.06)	(0.12)
Net Realized Gain	—		—	—	—	—	(0.20)

Total Dividends and Distributions	—		(0.26)	(0.13)	(0.22)	(0.06)	(0.32)

Net Asset Value, End of Period	$22.44		$20.43	$17.91	$20.40	$16.32	$11.43

Total Return†	9.84%		15.76%	(11.50)%	26.53%	43.29%	(36.94)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$309,497		$282,857	$377,445	$378,342	$332,988	$234,117
Ratio of Expenses to Average Net Assets	0.95	%*	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.06	%*	1.06%	1.05%	1.08%	1.10%	1.08%
Ratio of Net Investment Income to Average Net Assets	1.19	%*	1.33%	0.96%	0.66%	1.15%	0.99%
Portfolio Turnover Rate	32	%**	64%	62%	63%	78%	131%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is fore the period indicated and has not been annualized. Total return is for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$21.77		$19.54	$21.63	$17.32	$12.11	$25.85
Income (Loss) from Operations:
Net Investment Income(1)	0.10		0.25	0.33	0.20	0.22	0.16
Net Realized and Unrealized Gain (Loss)	3.01		2.29	(2.24)	4.32	4.99	(12.44)

Total from Operations	3.11		2.54	(1.91)	4.52	5.21	(12.28)

Dividends and Distributions:
Net Investment Income	—		(0.31)	(0.18)	(0.21)	—	(0.14)
Net Realized Gain	—		—	—	—	—	(1.31)
Return of Capital	—		—	—	—	—	(0.01)

Total Dividends and Distributions	—		(0.31)	(0.18)	(0.21)	—	(1.46)

Redemption Fees(1)(2)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$24.88		$21.77	$19.54	$21.63	$17.32	$12.11

Total Return†	14.29%		13.12%	(8.72)%	26.27%	43.02%	(47.44)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$53,394		$30,615	$35,285	$38,356	$25,517	$18,710
Ratio of Expenses to Average Net Assets	1.20	%*	1.23%	1.30%	1.30%	1.30%	1.38	%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.58	%*	1.70%	1.61%	1.68%	1.75%	1.65%
Ratio of Net Investment Income to Average Net Assets	0.89	%*	1.29%	1.73%	1.11%	1.39%	1.00%
Portfolio Turnover Rate	32	%**	75%	62%	69%	86%	161%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The expense ratio includes fees paid indirectly. Had these been excluded the ratio would have been 1.39%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended October 31, 2013 (Unaudited)		November 30, 2012* to April 30, 2013
Net Asset Value, Beginning of Period	$21.79		$19.85
Income (Loss) from Operations:
Net Investment Income(1)	0.09		0.18
Net Realized and Unrealized Gain	3.06		2.07

Total from Operations	3.15		2.25

Dividends and Distributions:
Net Investment Income	—		(0.31)
Net Realized Gain	—		—

Total Dividends and Distributions	—		(0.31)

Redemption Fees(1)(2)	0.00		0.00

Net Asset Value, End of Period	$24.94		$21.79

Total Return†	14.46%		11.48%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$37,453		$8,243
Ratio of Expenses to Average Net Assets	0.95	%**	0.95	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.30	%**	1.59	%**
Ratio of Net Investment Income to Average Net Assets	0.80	%**	2.04	%**
Portfolio Turnover Rate	32	%***	75	%***

*	Commencement of Operations.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$20.13		$18.76	$19.76		$15.03	$9.59	$13.53
Income (Loss) from Operations:
Net Investment Loss(1)	(0.03)		(0.07)	(0.10)		(0.07)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss)	3.46		1.72	(0.35	)(4)	4.79	5.50	(3.89)

Total from Operations	3.43		1.65	(0.45)		4.72	5.44	(3.94)

Distributions:
Net Realized Gain	—		(0.28)	(0.55)		—	—	—

Total Distributions	—		(0.28)	(0.55)		—	—	—

Redemption Fees(2)	0.00	(2)	0.00 (2)	0.00	(2)	0.01	0.00 (2)	0.00	(2)

Net Asset Value, End of Period	$23.56		$20.13	$18.76		$19.76	$15.03	$9.59

Total Return†	17.04%		8.96%	(1.80)%		31.47%	56.73%	(29.12)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$667,188		$849,731	$800,200		$559,940	$122,384	$39,184
Ratio of Expenses to Average Net Assets	1.30	%*	1.30%	1.26%		1.25%	1.24%	1.32	%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.41	%*	1.41%	1.38%		1.43%	1.60%	1.58%
Ratio of Net Investment Loss to Average Net Assets	(0.28	)%*	(0.38)%	(0.55)%		(0.44)%	(0.52)%	(0.42)%
Portfolio Turnover Rate	33	%**	71%	70%		85%	99%	103%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The expense ratio includes fees paid indirectly. Had these been excluded the ratio would have been 1.34%.
(4)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,					October 31, 2008* to April 30, 2009
			2013	2012		2011	2010
Net Asset Value, Beginning of Period	$20.34		$18.90	$19.86		$15.08	$9.60	$9.60
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.01)		(0.03)	(0.06)		(0.07)	(0.07)	0.01
Net Realized and Unrealized Gain (Loss)	3.52		1.75	(0.35	)(4)	4.85	5.55	(0.01)

Total from Operations	3.51		1.72	(0.41)		4.78	5.48	—

Distributions:
Net Realized Gain	—		(0.28)	(0.55)		—	—	—

Total Distributions	—		(0.28)	(0.55)		—	—	—

Redemption Fees(2)	0.00		0.00	0.00		0.00	0.00	0.00

Net Asset Value, End of Period	$23.85		$20.34	$18.90		$19.86	$15.08	$9.60

Total Return†	17.26%		9.27%	(1.59)%		31.70%	57.08%	0.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$687,512		$519,452	$250,209		$147,410	$8,388	$656
Ratio of Expenses to Average Net Assets	1.05	%**	1.05%	1.05%		1.05%	1.05%	1.05	%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.16	%**	1.16%	1.17%		1.23%	1.42%	1.66	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.05	)%**	(0.15)%	(0.35)%		(0.38)%	(0.49)%	0.12	%**
Portfolio Turnover Rate	33	%***	71%	70%		85%	99%	103	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The expense ratio includes fees paid indirectly. Had these been excluded the ratio would have been 1.10%.
(4)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESIVE
VALUE FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30,
			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.36		$10.94	$16.25	$10.93	$6.24	$10.77
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.01)		0.01	(0.03)	(0.12)	(0.01)	0.02
Net Realized and Unrealized Gain (Loss)	2.75		1.41	(4.73)	5.89	4.70	(4.42)

Total from Operations	2.74		1.42	(4.76)	5.77	4.69	(4.40)

Dividends and Distributions:
Net Investment Income	—		—	—	(0.03)	—	—
Net Realized Gain	—		—	(0.55)	(0.46)	—	(0.14)
Return of Capital	—		—	0.00 (2)	—	—	0.00 (2)

Total Dividends and Distributions	—		—	(0.55)	(0.49)	—	(0.14)

Redemption Fees(1)	0.00	(2)	0.00 (2)	—	0.04	0.00 (2)	0.01

Net Asset Value, End of Period	$15.10		$12.36	$10.94	$16.25	$10.93	$6.24

Total Return†	22.17%		12.98%	(29.09)%	54.32%	75.16%	(40.52)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$153,321		$134,748	$227,573	$390,335	$29,716	$16,620
Ratio of Expenses to Average Net Assets	1.35	%*	1.35%	1.35%	1.36%	1.50%	1.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.40	%*	1.40%	1.40%	1.45%	1.71%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08	)%*	0.12%	(0.27)%	(0.89)%	(0.14)%	0.25%
Portfolio Turnover Rate	61	%**	85%	196%	128%	205%	296%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013	May 31, 2011* to April 30, 2012
Net Asset Value, Beginning of Period	$10.85		$9.56	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.01		(0.01)	(0.04)
Net Realized and Unrealized Gain (Loss)	2.19		1.30	(0.40)

Total from Operations	2.20		1.29	(0.44)

Net Asset Value, End of Period	$13.05		$10.85	$9.56

Total Return†	20.28%		13.49%	(4.40)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2,223		$1,814	$1,603
Ratio of Expenses to Average Net Assets	1.35	%**	1.35%	1.35	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	5.22	%**	7.17%	8.56	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15	%**	(0.16)%	(0.44	)%**
Portfolio Turnover Rate	30	%***	105%	96	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
GLOBAL SELECT FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2013 (Unaudited)		Year Ended April 30, 2013	November 30, 2011* to April 30, 2012
Net Asset Value, Beginning of Period	$12.49		$11.07	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.04		0.09	0.03
Net Realized and Unrealized Gain	1.71		1.63	1.04

Total from Operations	1.75		1.72	1.07

Dividends and Distributions:
Net Investment Income	—		(0.10)	—
Net Realized Gain	—		(0.20)	—

Total Dividends and Distributions	—		(0.30)	—

Redemption Fees(2)	—		0.00 (2)	—

Net Asset Value, End of Period	$14.24		$12.49	$11.07

Total Return†	14.01%		16.00%	10.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,688		$1,413	$1,210
Ratio of Expenses to Average Net Assets	1.30	%**	1.30%	1.30	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	5.66	%**	9.89%	15.05	%**
Ratio of Net Investment Income to Average Net Assets	0.58	%**	0.77%	0.70	%**
Portfolio Turnover Rate	34	%***	70%	22	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 Funds. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, Cambiar SMID Fund and Cambiar Global Select Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Aggressive Value Fund which is considered to be non-diversified. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The Small Cap Fund, SMID Fund, Aggressive Value Fund and Global Select Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a security price cannot be obtained from an independent, third party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”).

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund shall value all securities held in the corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Funds’ Board of Trustees.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets,

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended October 31, 2013, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund and Cambiar Global Select Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the six months ended October 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

As of October 31, 2013, the Cambiar Aggressive Value Fund had open purchased equity option positions.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of October 31, 2013, the Cambiar Aggressive Value Fund has entered into swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of October 31, 2013 the Cambiar Aggressive Value Fund swap agreements were with two counterparties.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents by derivative type the Funds’ OTC derivative assets net of the related collateral posted for the benefit of the Funds at October 31, 2013:

Portfolio	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral (not less than $0)
Cambiar Aggressive Value Fund	Equity Swaps	$378,878	$(2,830,914)	$(2,452,036)	$—	$(2,452,036)

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, Cambiar SMID Fund and Cambiar Global Select Fund retain a redemption fee of 2.00% on redemptions of capital

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

shares held for less than ninety days. For the six months ended October 31, 2013, the Funds retained fees of $100, $96,207, $4,076, $0 and $0, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.06% of the first $1 billion, 0.045% of the next $2 billion, 0.03% of the next $3 billion, 0.025% of the next $4 billion and 0.02% of any amount above $10 billion of the Funds’ average daily net assets, subject to a minimum fee of $50,000 per Fund plus $10,000 for each class of shares, not including the first class, of any Fund.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds will be paid to the Distributor. The Distributor may provide, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the six months ended October 31, 2013, the Cambiar Opportunity, Cambiar International Equity, Cambiar Small Cap, Cambiar Aggressive Value, Cambiar SMID and Cambiar Global Select Funds earned credits of $298, $10, $480, $49, $1 and $0, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity Fund at a fee calculated at an annual rate of 0.90% for first $2.5 billion and 0.75% of amounts above $2.5 billion of the Fund’s average daily net assets. Prior to September 1, 2013, the management fee for the Cambiar Opportunity Fund was 1.00% for the first $500 million, 0.90% of assets between $500 million and $2.5 billion, and 0.75% of amounts above $2.5 billion. Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar International Equity, the Cambiar Small Cap, Cambiar Aggressive Value, Cambiar SMID and the Cambiar Global Select Funds at an annual rate of 0.90%, 1.05%, 1.00%, 1.05% and 1.00% respectively, of each Fund’s average daily net assets. Prior to September 1, 2013, the management fee for the Cambiar International Equity Fund was 1.05%.

The Adviser has contractually agreed, through September 1, 2014, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep the total operating expenses of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund, Investor Class	1.20%
Cambiar Opportunity Fund, Institutional Class	0.95%
Cambiar International Equity Fund, Investor Class	1.20%
Cambiar International Equity Fund, Institutional Class	0.95%
Cambiar Small Cap Fund, Investor Class	1.30%
Cambiar Small Cap Fund, Institutional Class	1.05%
Cambiar Aggressive Value Fund, Investor Class	1.35%
Cambiar SMID Fund Investor Class	1.35%
Cambiar Global Select Fund, Investor Class	1.30%

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period.

At October 31, 2013 the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period	Subject to Repayment until October 31:	Cambiar Opportunity Fund	Cambiar International Value Fund	Cambiar Small Cap Fund	Cambiar Aggressive Value Fund	Cambiar SMID Fund	Cambiar Global Select Fund
10/31/10-10/31/11	2014	$1,470,375	$108,341	$781,622	$115,323	$51,249	$—
10/31/11-10/31/12	2015	1,228,784	99,194	1,094,453	86,631	79,654	123,170
10/31/12-10/31/13	2016	924,947	202,496	1,351,005	66,231	92,844	79,844

		$3,624,106	$410,031	$3,227,080	$268,185	$223,747	$203,014

5.	Investment Transactions:

For the six months ended October 31, 2013, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$243,985,568	$288,823,042
Cambiar International Equity Fund	51,425,457	15,894,503
Cambiar Small Cap Fund	412,521,711	586,389,605
Cambiar Aggressive Value Fund	75,989,822	85,574,740
Cambiar SMID Fund	582,964	719,728
Cambiar Global Select Fund	595,489	504,289

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions, investments in swaps, reclassification of distributions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

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Accordingly, the following reclassifications have been made to/from the following accounts:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Cambiar Opportunity Fund	$(2,893,120)	$2,893,120	$—
Cambiar International Equity Fund	(39,593)	39,593	—
Cambiar Small Cap Fund	5,527,023	(5,527,023)	—
Cambiar Aggressive Value Fund	583,435	1,759,052	(2,342,487)
Cambiar SMID Fund	2,895	306	(3,201)
Cambiar Global Select Fund	(934)	934	—

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Cambiar Opportunity Fund
2013	$9,582,170	$—	$—	$9,582,170
2012	7,550,261	—	—	7,550,261
Cambiar International Equity Fund
2013	512,701	—	—	512,701
2012	290,213	—	—	290,213
Cambiar Small Cap Fund
2013	—	16,281,390	—	16,281,390
2012	17,435,300	8,141,284	—	25,576,584
Cambiar Aggressive Value Fund
2013	—	—	—	—
2012	8,959,008	565,976	2,149	9,527,133
Cambiar Global Select Fund
2013	33,727	—	—	33,727
2012	—	—	—	—

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As of April 30, 2013, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar International Equity Fund	Cambiar Small Cap Fund
Undistributed Ordinary Income	$8,920,545	$406,967	$9,362,081
Undistributed Long-Term Capital Gain	—	—	48,218,148
Post-October Losses	—	—	—
Late-Year Loss Deferral	—	—	—
Capital Loss Carryforwards	(213,255,032)	(4,363,836)	—
Net Unrealized Appreciation	155,129,612	6,037,885	112,877,836
Other Temporary Differences	(6)	9	—

Total Distributable Earnings (Accumulated Losses)	$(49,204,881)	$2,081,025	$170,458,065

	Cambiar Aggressive Value Fund	Cambiar SMID Fund	Cambiar Global Select Fund
Undistributed Ordinary Income	$—	$—	$38,704
Undistributed Long-Term Capital Gain	—	—	24,426
Post-October Losses	(1,355,466)	(14,439)	—
Late-Year Loss Deferral	—	(2,220)	—
Capital Loss Carryforwards	(73,983,773)	(33,936)	—
Net Unrealized Appreciation	5,334,039	205,587	208,758
Other Temporary Differences	—	1	—

Total Distributable Earnings (Accumulated Losses)	$(70,005,200)	$154,993	$271,888

Post-October losses represent losses realized on investment transactions from November 1, 2012 through April 30, 2013 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital loss carryforwards represent losses recognized prior to tax years beginning before December 22, 2010 that may be carried forward for a maximum of eight years and applied against future net realized gains. As of April 30, 2013, the following Funds had capital loss carryforwards:

	Expires 2017	Expires 2018	Total Capital Loss Carryforwards
Cambiar Opportunity Fund	$—	$213,255,032	$213,255,032
Cambiar International Equity Fund	4,363,836	—	4,363,836

During the year ended April 30, 2013, the Cambiar Opportunity Fund and Cambiar International Equity Fund utilized $128,345,709 and $1,414,105, respectively, of capital loss carryforwards to offset capital gains.

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Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2013, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Cambiar Aggressive Value Fund	$73,983,773	$—	$73,983,773
Cambiar SMID Fund	33,936	—	33,936

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and purchased equity options for Federal income tax purposes at October 31, 2013, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Opportunity Fund	$621,165,728	$191,175,342	$(4,499,421)	$186,675,921
Cambiar International Equity Fund	83,331,650	10,632,582	(219,847)	10,412,735
Cambiar Small Cap Fund	1,142,523,568	240,959,929	(10,098,851)	230,861,078
Cambiar Aggressive Value Fund	125,604,566	29,240,729	(464,235)	28,776,494
Cambiar SMID Fund	1,792,027	438,391	(16,941)	421,450
Cambiar Global Select Fund	1,355,882	334,883	(5,666)	329,217

7.	Risks:

At October 31, 2013, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental super-vision and regulation of foreign securities markets and the possibility of political or economic instability.

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In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	Other:

At October 31, 2013, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Cambiar Opportunity Fund, Investor Class	4	74%
Cambiar Opportunity Fund, Institutional Class	4	94%
Cambiar International Equity Fund, Investor Class	4	58%
Cambiar International Equity Fund, Institutional Class	5	96%
Cambiar Small Cap Fund, Investor Class	5	73%
Cambiar Small Cap Fund, Institutional Class	4	78%
Cambiar Aggressive Value Fund	4	67%
Cambiar SMID Fund	3	99%
Cambiar Global Select Fund	2	100%

9.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2013.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 05/01/13	Ending Account Value 10/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class
Actual Fund Return	$1,000.00	$1,096.80	1.20%	$6.34
Hypothetical 5% Return	$1,000.00	$1,019.16	1.20%	$6.11
Cambiar Opportunity Fund — Institutional Class
Actual Fund Return	$1,000.00	$1,098.40	0.95%	$5.02
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
Cambiar International Equity Fund — Investor Class
Actual Fund Return	$1,000.00	$1,142.90	1.20%	$6.48
Hypothetical 5% Return	$1,000.00	$1,019.16	1.20%	$6.11
Cambiar International Equity Fund — Institutional Class
Actual Fund Return	$1,000.00	$1,114.60	0.95%	$5.14
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
Cambiar Small Cap Fund — Investor Class
Actual Fund Return	$1,000.00	$1,170.40	1.30%	$7.11
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61
Cambiar Small Cap Fund — Institutional Class
Actual Fund Return	$1,000.00	$1,172.60	1.05%	$5.75
Hypothetical 5% Return	$1,000.00	$1,019.91	1.05%	$5.35
Cambiar Aggressive Value Fund — Investor Class
Actual Fund Return	$1,000.00	$1,221.70	1.35%	$7.56
Hypothetical 5% Return	$1,000.00	$1,018.40	1.35%	$6.87
Cambiar SMID Fund — Investor Class
Actual Fund Return	$1,000.00	$1,202.80	1.35%	$7.50
Hypothetical 5% Return	$1,000.00	$1,018.40	1.35%	$6.87
Cambiar Global Select Fund — Investor Class
Actual Fund Return	$1,000.00	$1,140.10	1.30%	$7.01
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 14, 2013 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with a peer group of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service

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providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with information regarding the Funds’ performance since the Agreement was last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees considered reasons for the underperformance of the Cambiar Opportunity Fund, Cambiar Aggressive Value Fund and Cambiar SMID Fund relative to

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their benchmarks and peer groups and the steps recently taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Trustees concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement,

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including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

2401 E. Second Avenue

Suite 400

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-1200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President
Date: January 9, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer,
Controller & CFO
Date: January 9, 2014